Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit

 Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

	Turkcell Turkey		Turkcell International		All other segments		Intersegment eliminations		Consolidated
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Total segment revenue	15,450,136	12,787,592	1,067,078	874,692	1,187,454	661,923	(72,604)	(38,646)	17,632,064	14,285,561
Inter-segment revenue	(31,690)	(19,680)	(40,897)	(18,964)	(17)	(2)	72,604	38,646	—	—
Revenues from external customers	15,418,446	12,767,912	1,026,181	855,728	1,187,437	661,921	—	—	17,632,064	14,285,561
Adjusted EBITDA	5,593,837	4,160,861	263,962	235,348	374,314	222,849	(3,859)	451	6,228,254	4,619,509
Bad debt expense	49,468	(195,472)	(6,070)	(5,956)	(79,676)	(9,956)	—	—	(36,278)	(211,384)

	Turkcell Turkey		Turkcell International		All other segments		Intersegment Eliminations		Consolidated
	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
Total segment revenue	12,787,592	11,480,890	874,692	856,147	661,923	458,563	(38,646)	(26,185)	14,285,561	12,769,415
Inter-segment revenue	(19,680)	(14,608)	(18,964)	(11,731)	(2)	154	38,646	26,185	—	—
Revenues from external customers	12,767,912	11,466,282	855,728	844,416	661,921	458,717	—	—	14,285,561	12,769,415
Adjusted EBITDA	4,160,861	3,759,590	235,348	245,959	222,849	134,484	451	511	4,619,509	4,140,544
Bad debt expense	(195,472)	(187,963)	(5,956)	(8,292)	(9,956)	(333)	—	—	(211,384)	(196,588)

	2017	2016	2015

Profit for the period	2,037,759	1,543,803	1,903,551

Add(Subtract):

Profit/(loss) from discontinued operations	—	42,164	(367,336)

Profit from continuing operations	2,037,759	1,585,967	1,536,215
Income tax expense	571,758	423,160	667,112
Finance income	(1,090,449)	(1,064,794)	(756,039)
Finance costs	1,413,315	1,237,593	799,514
Other income	(74,438)	(78,569)	(44,454)
Other expenses	773,329	312,801	270,446
Depreciation and amortization	2,596,980	2,203,351	1,667,750

Consolidated adjusted EBITDA	6,228,254	4,619,509	4,140,544

Summary of Geographical Information

In presenting the information on the basis of geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2017	2016	2015
Revenues
Turkey	16,431,863	13,321,503	11,779,345
Ukraine	664,643	573,951	571,630
Belarus	209,884	149,005	141,219
Azerbaijan	174,021	108,329	145,654
Turkish Republic of Northern Cyprus	148,637	129,785	125,668
Germany	3,016	2,988	5,899

	17,632,064	14,285,561	12,769,415

Non-current assets	31 December 2017	31 December 2016
Turkey	18,098,228	16,548,162
Ukraine	1,408,783	1,211,789
Turkish Republic of Northern Cyprus	141,802	117,243
Belarus	138,371	291,498
Azerbaijan	13,663	13,563
Unallocated non-current assets	112,516	67,057

	19,913,363	18,249,312